Description of business and basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2019
Description of business and basis of preparation of consolidated financial statements [abstract]
Schedule of impact on the consolidated statement of financial position

(in millions of euros)	December 31,	Effects of	January 1,
	2018 historical	IFRS 16	2019 restated
	data	application	data
Property, plant and equipment	27,693	(574)	27,119
o/w finance leases	574	(574)	—
Right-of-use assets	—	6,349	6,349
o/w gross value	—	7,042	7,042
o/w accumulated depreciation and amortization	—	(550)	(550)
o/w accumulated impairment (1)	—	(143)	(143)
Deferred tax assets	1,366	1,527	2,893
Total non-current assets	74,701	7,303	82,004
Prepaid expenses	571	(36)	536
Total current assets	21,891	(36)	21,855
Total assets	96,592	7,267	103,859
Total equity (2)	33,249	2	33,251
Non-current financial liabilities	26,749	(427)	26,322
o/w finance lease liabilities	427	(427)	—
Non-current lease liabilities	—	5,239	5,239
Non-current restructuring provision (1)	230	(112)	118
Deferred tax liabilities	631	1,525	2,156
Total non-current liabilities	33,047	6,226	39,273
Current financial liabilities	7,270	(167)	7,103
o/w finance lease liabilities	158	(158)	—
Current lease liabilities	—	1,291	1,291
Trade payables	6,736	(39)	6,697
Current restructuring provision (1)	159	(31)	128
Other current liabilities	1,788	(15)	1,773
Total current liabilities	30,296	1,039	31,335
Total equity and liabilities	96,592	7,267	103,859

(1)	Impairment losses on right-of-use assets concern real estate leases qualified as onerous contracts in France.
(2)	The effect on opening equity as of January 1, 2019 is the result of timing differences between deferred tax assets and liabilities in countries where tax rates are expected to change in the coming years.

Schedule of reconciliation of Operating lease off balance sheet commitments applying IAS 17 and lease liability recognised at datre of initial application of IFRS 16

(in millions of euros)	January 1, 2019
Operating lease commitments as of December 31, 2018 (1)	5,815
Commitments presented in other operating activities commitments as of December 31, 2018 (2)	1,023
Commitments relating to leases covered by an exemption (3)	(124)
Commitments relating to leases where the underlying asset is available after January 1, 2019 (4)	(524)
Measurement differences due to the determination of the lease term (5)	167
Lease payment measurement differences (6)	(191)
Finance lease liabilities as of December 31, 2018 (7)	584
Other effects (8)	513
Lease liabilities as of January 1, 2019 - Before discounting	7,264
Discounting effect	(734)
Lease liabilities as of January 1, 2019	6,530

(1)	Including Orange Bank off-balance sheet commitments in the amount of 37 million euros.
(2)	Including notably some site management contracts (“TowerCos”) signed in Africa and local loop access contracts in Spain presented in other goods and services purchase commitments.
(3)	The Group has excluded from lease liabilities, leases with a residual term expiring within 12 months of the application date and leases of assets with a replacement value of less than approximately 5,000 euros.
(4)	Including notably property lease contracts signed in 2018 of which date of effective occupancy is subsequent to January 1, 2019
(5)	Off-balance sheet commitments are based on the minimum term of contracts whereas according to IFRS 16, the determination of the duration takes into account extension options that the lessee is reasonably certain to exercise.
(6)	These measurement differences are relating to lease payments that depend on an index or a rate.
(7)	Lease liabilities as of January 1, 2019 include the finance lease liabilities recognized as of December 31, 2018 according to IAS 17.
(8)	Including minimum lease payments under real estate leases classified as onerous contracts in France recognized in restructuring provisions as of December 31, 2018 and excluded from the off-balance sheet commitments.